Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

(in Millions)	December 31, 2012	December 31, 2011
Finished goods and work in process	$416.0	$298.6
Raw materials	259.7	171.7
Net inventory	$675.7	$470.3